Financial instruments and risk management - Assets held-for-sale (Details) (Non-recurring basis, Level 3, CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	157,464	1,841
Change in Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	(3,346)	(8,748)